Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of significant accounting policies [Abstract]
Schedule of Potentially Dilutive Securities
	2012	2011	2012	2011	June 30, 2012
Warrants	8,940,000	8,940,000	8,940,000	8,940,000	8,940,000
Underwriter's options	400,000	400,000	400,000	400,000	400,000
Total potentially dilutive securities	9,340,000	9,340,000	9,340,000	9,340,000	9,340,000

	For the Year ended December 31, 2011	For the period from April 20, 2010 (inception) to December 31, 2010	For the period from April 20, 2010 (inception) to December 31, 2011
Warrants	8,940,000	8,940,000	8,940,000
Underwriter's options	400,000	400,000	400,000
Total potentially dilutive securities	9,340,000	9,340,000	9,340,000